Share-based payment - Summary of Options at Different Exercise Price (Detail) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	17,821,000	21,460,000	25,344,000	28,819,000
Exercise price 8.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	2,532,000
Exercise price 50.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	4,562,000
Exercise price 98.06 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	7,905,000
Exercise price 118.00 per share option [Member]
Disclosure Of Terms And Conditions Of Share Based Payment Arrangement Options At Different Exercise Price [Line Items]
Number of options	2,822,000